LOANS TO THIRD PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-Term Debt [Line Items]
Direct loan to third parties	$ 14,650,000	$ 12,200,000
Entrusted loans to third parties	(36,782,173)	(36,782,173)
Direct Loan [Member]
Short-Term Debt [Line Items]
Direct loan to third parties	14,650,000	12,200,000
Interest income	0	365,000	$ 422,284
Entrusted Loan [Member]
Short-Term Debt [Line Items]
Interest income	0	0	$ 2,043,124
Entrusted loans to third parties	36,782,173	36,782,173
Borrower A [Member] | Direct Loan [Member]
Short-Term Debt [Line Items]
Direct loan to third parties	$ 4,000,000	$ 4,000,000
Annual Interest rate	5.00%	5.00%
Due date	Feb. 07, 2021	Feb. 07, 2021
Borrower A [Member] | Entrusted Loan [Member]
Short-Term Debt [Line Items]
Annual Interest rate	16.00%	16.00%
Due date	Oct. 23, 2018	Oct. 23, 2018
Entrusted loans to third parties	$ 3,065,181	$ 3,065,181
Borrower B [Member] | Direct Loan [Member]
Short-Term Debt [Line Items]
Direct loan to third parties	$ 5,000,000	$ 5,000,000
Annual Interest rate	15.00%	15.00%
Due date	Jan. 28, 2019	Jan. 28, 2019
Borrower B [Member] | Entrusted Loan [Member]
Short-Term Debt [Line Items]
Annual Interest rate	16.00%	16.00%
Due date	May 30, 2019	May 30, 2019
Entrusted loans to third parties	$ 4,597,772	$ 4,597,772
Borrower C [Member] | Direct Loan [Member]
Short-Term Debt [Line Items]
Direct loan to third parties	$ 3,000,000	$ 3,000,000
Annual Interest rate	5.00%	5.00%
Due date	Jan. 06, 2021	Jan. 06, 2021
Borrower C [Member] | Entrusted Loan [Member]
Short-Term Debt [Line Items]
Annual Interest rate	16.00%	16.00%
Due date	Jun. 09, 2019	Jun. 09, 2019
Entrusted loans to third parties	$ 7,662,953	$ 7,662,953
Borrower C One[Member] | Direct Loan [Member]
Short-Term Debt [Line Items]
Direct loan to third parties	$ 200,000	$ 200,000
Annual Interest rate	5.00%	5.00%
Due date	Jun. 26, 2021	Jun. 26, 2021